ASSET RETIREMENT OBLIGATIONS (ARO)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
ASSET RETIREMENT OBLIGATIONS
NOTE 7 – ASSET RETIREMENT OBLIGATIONS (ARO)

The information below reconciles the value of the asset retirement obligation for the periods presented (in thousands):

	Year Ended December 31,
	2016	2015
	(In thousands)
Balance, beginning of year	$208	$200
Liabilities assumed from the Merger	777	-
Liabilities incurred	311	-
Accretion expense	132	10
Conveyance of liability with oil and gas properties conveyance	(92)	-
Change in estimate	(79)	(1)
Balance, end of year	1,257	209
Less: current portion of ARO at end of year	(338)	-
Total Long-term ARO at end of year	$919	$209

Brushy Resources, Inc [Member]
ASSET RETIREMENT OBLIGATIONS
NOTE 7 - ASSET RETIREMENT OBLIGATIONS

The Company has recognized the fair value of its asset retirement obligations related to the future costs of plugging, abandonment, and remediation of oil and natural gas producing properties. The present value of the estimated asset retirement obligations has been capitalized as part of the carrying amount of the related oil and natural gas properties. The liability has been accreted to its present value as of the end of each period. At December 31, 2015 and December 31, 2014, the Company evaluated 147 and 169 wells, respectively, and has determined a range of abandonment dates between April 2016 and October 2044. The following table represents a reconciliation of the asset retirement obligations for the three months ended March 31, 2016 and the year ended December 31, 2015:

	Three Months Ended March 31, 2016	Year Ended December 31, 2015
($ in thousands)
Asset retirement obligations, beginning of period	$3,597	$3.606
Additions to asset retirement obligation	-	-
Liabilities settled during the period	-	(155)
Accretion of discount	63	187
Revision of estimate	-	(41)
Asset retirement obligations, end of period	$3,660	$3,597

During the three months ended March 31, 2016 and 2015, the Company incurred accretion expense of approximately $63,000 and $63,000, respectively.   As of March 31, 2016 and December 31, 2015, the current asset retirement obligation was approximately $400,000 and $392,000 respectively, and the long term asset retirement obligation was approximately $3,260,000 and $3,204,000, respectively.

See Note 4 - Fair Value Measurements.

NOTE 7 - ASSET RETIREMENT OBLIGATIONS

The Company has recognized the fair value of its asset retirement obligations related to the future costs of plugging, abandonment, and remediation of oil and natural gas producing properties. The present value of the estimated asset retirement obligations has been capitalized as part of the carrying amount of the related oil and natural gas properties. The liability has been accreted to its present value as of the end of each period. At December 31, 2015 and December 31, 2014, the Company evaluated 147 and 169 wells, respectively, and has determined a range of abandonment dates between January 2016 and October 2044. The following table represents a reconciliation of the asset retirement obligations for the year ended December 31, 2015 and December 31, 2014:

	Year Ended December 31, 2015	Year Ended December 31, 2014
($ in thousands)
Asset retirement obligations, beginning of period	$3,606	$2,437
Additions to asset retirement obligation	0	859
Liabilities settled during the period	(155)	0
Accretion of discount	187	320
Revision of estimate	(41)	(10)
Asset retirement obligations, end of period	$3,597	$3,606

As of December 31, 2015 and 2014, the current asset retirement obligation was approximately $392 thousand and $428 thousand respectively, and the long term asset retirement obligation was approximately $3,204 thousand and $3,177 thousand respectively.

See Note 4 - Fair Value Measurements.